Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net loss	$ (74,298)	$ (3,379)
Net profit (loss) from discontinued operations	4,337	(1,858)
Net loss from continuing operations	(78,635)	(1,521)
Adjust net loss for non-cash transactions:
Depreciation and amortization	3	34
Expected credit losses for accounts receivable	3,114	216
Impairment loss, net	59,535
Fair value loss on investment in private company shares	2,000
Change in fair value of derivative and warrant liability	(5)	(24)
Share-based compensation	843	1,099
Gain on previously held interest in acquired entity		(2,232)
Non-cash revenue from digital asset staking rewards	(3,091)
Interest expense	46	93
Interest income	(104)	(3)
Income tax expense	799
Change in contingent consideration		(8)
Debt conversion		50
Changes in non-cash working capital items:
Accounts receivable and other receivables, net	(1,056)	(257)
Prepayment and other current assets	(489)	(64)
Accounts payable and other payables	3,550	260
Contract liabilities and deferred revenue	145	98
Cash used in operating activities from continuing operations	(13,345)	(2,259)
Interest received	104	3
Income tax paid	(26)
Net cash used in operating activities from continuing operations	(13,267)	(2,256)
Net cash used in operating activities from discontinued operations	(1,110)	(178)
Net cash used in operating activities	(14,377)	(2,434)
Cash flows from investing activities:
Acquisition of a subsidiary, net of cash acquired		(4,195)
Purchase of property and equipment	(7)	(120)
Purchase of digital assets	(2,999)
Net cash used in investing activities from continuing operations	(3,006)	(4,315)
Net cash used in investing activities from discontinued operations		(967)
Net cash used in investing activities	(3,006)	(5,282)
Cash flows from financing activities:
Loan from shareholder		2,513
Proceeds from shares issuance for cash, net of issuance costs	11,427	2,457
Proceeds from equity warrants exercise	231
Contribution from minority interest member		81
Partial repayment of debt		(3)
Net cash provided by financing activities from continuing operations	11,658	5,048
Net cash provided by financing activities from discontinued operations		586
Net cash provided by financing activities	11,658	5,634
Net decrease in cash	(5,725)	(2,082)
Cash and cash equivalents, beginning of period	19,033	1,592
Effect of foreign exchange rate changes	(238)	1,261
Cash and cash equivalents, end of period	13,070	771
Supplemental disclosures of cashflow information
Non-cash CTA reclassified from OCI to net loss	195	355
Cashless exercise of warrants	25
Other non-cash issuance of shares	1
Reclassification of receivable to investment in private company shares	8,978
Reclassification from prepaid digital assets to digital assets	$ 50,000